CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Products and licenses		$ 559,026	$ 572,964	$ 555,792
Security subscriptions		480,352	389,885	318,624
Software updates and maintenance		815,280	778,452	755,422
Total revenues		1,854,658	1,741,301	1,629,838
Operating expenses:
Cost of products and licenses	[1]	104,210	105,967	101,158
Cost of security subscriptions	[1]	18,869	10,841	7,623
Cost of software updates and maintenance	[1]	87,700	83,011	78,468
Amortization of technology		2,184	2,184	1,808
Total cost of revenues		212,963	202,003	189,057
Research and development		192,386	178,372	149,279
Selling and marketing		433,427	420,526	359,804
General and administrative		91,965	88,130	91,981
Total operating expenses		930,741	889,031	790,121
Operating income		923,917	852,270	839,717
Financial income, net		47,029	44,402	34,073
Income before taxes on income		970,946	896,672	873,790
Taxes on income		168,023	171,825	187,924
Net income		$ 802,923	$ 724,847	$ 685,866
Basic earnings per ordinary share		$ 4.93	$ 4.26	$ 3.83
Diluted earnings per ordinary share		$ 4.82	$ 4.18	$ 3.74

[1]	Not including amortization of technology shown separately below.